Prepaid Expenses and Other Current Assets	12 Months Ended
Mar. 31, 2026
Prepaid Expenses And Other Current Assets
Prepaid Expenses and Other Current Assets

3. Prepaid Expenses and Other Current Assets

As of March 31, 2026 and 2025, prepaid expenses and other current assets consisted of the following:

	March 31,
	2026	2025
Prepaid expenses	¥96,691	¥6,850
Deposit	2,480	2,450
Consumption taxes receivable	15,102	3,725
Others	—	16
Total prepaid expenses and other current assets	¥114,273	¥13,041

As of March 31, 2026, prepaid expenses of JPY96,691 primarily consisted of advance payments for marketing services, recruitment services, and business development advisory services. The related costs are recognized in selling, general and administrative expenses over the applicable contractual service periods as the services are rendered.